Schedule of Concentration of Risk Major Customers (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Concentration Risk [Line Items]
Revenue	$ 40,560	$ 54,413
Accounts receivable		$ 18,347	$ 7,625
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Customer A [Member]
Concentration Risk [Line Items]
Revenue	$ 20,176	$ 28,560
Accounts receivable		$ 17,608
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	49.80%	52.50%
Customer B [Member]
Concentration Risk [Line Items]
Revenue	$ 5,918	$ 4,697
Accounts receivable
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.60%	8.60%
Customer C [Member]
Concentration Risk [Line Items]
Revenue
Accounts receivable		$ 739
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage
Customer D [Member]
Concentration Risk [Line Items]
Revenue	$ 2,284	$ 21,156
Accounts receivable
Customer D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	5.60%	38.90%
Customer E [Member]
Concentration Risk [Line Items]
Revenue	$ 11,049
Accounts receivable
Customer E [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	27.20%
Customer F [Member]
Concentration Risk [Line Items]
Revenue	$ 1,133
Accounts receivable
Customer F [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	2.80%